Retirement Plan (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
The Company uses a measurement date of December 31 for the Defined Benefit Plan. The changes in projected benefit obligation, plan assets and details of the funded status of the Plan are as follows:

	December 31,
	2014	2015
	(in thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$2,883	2,619
Service cost	-	-
Interest cost	64	61
Actuarial loss (gain)	(157)	1,097
Effect of foreign currency rate changes	(171)	(242)
Benefit obligation at end of year	2,619	3,535
Change in plan assets:
Fair value at beginning of year	2,679	2,705
Actual return on plan assets	59	70
Employer contribution	122	119
Effect of foreign currency rate changes	(155)	(91)
Fair value at end of year	2,705	2,803
Funded status	$86	(732)
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	$310	331
Accrued pension liabilities	(224)	(1,063)
Net amount recognized	$86	(732)

Schedule of Net Benefit Costs [Table Text Block]
For the years ended December 31, 2013, 2014 and 2015, the net periodic pension cost consisted of the following:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)
Service cost	$-	-	-
Interest cost	39	64	61
Expected return on plan assets	(44)	(52)	(54)
Net amortization	58	74	59
Net periodic pension cost	$53	86	66

Schedule of Assumptions Used [Table Text Block]
At December 31, 2014 and 2015, the weighted-average assumptions used in computing the benefit obligation are as follows:

	December 31,
	2014	2015

Discount rate	2.25%	2.00%
Rate of increase in compensation levels	4.00%	5.00%

For the years ended December 31, 2013, 2014 and 2015, the weighted average assumptions used in computing net periodic benefit cost are as follows:

	Year Ended December 31,
	2013	2014	2015
	Whole

Discount rate	2.25%	2.25%	2.00%
Rate of increase in compensation levels	5.00%	4.00%	5.00%
Expected long-term rate of return on pension assets	2.00%	2.25%	2.00%